Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	$ 4,625		$ 4,625		$ 3,319
Dividend income recognized	78	$ 52	126	$ 96
Common shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	3,592		3,592		2,221
Dividend income recognized	45	46	62	85
Preference shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	1,033		1,033		$ 1,098
Dividend income recognized	$ 33	$ 6	$ 64	$ 11